UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23787

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Constitution Capital Access Fund, LLC
(Exact name of registrant as specified in charter)

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300 Brickstone Square, 7th Floor
Andover, Massachusetts 01810
(Address of principal executive offices) (Zip code)

Rob Hatch
Constitution Capital PM, LP
300 Brickstone Square, 7th Floor
Andover, Massachusetts 01810
(Name and address of agent for service)

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Registrant’s telephone number, including area code: (855) 551-2276

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.      REPORTS TO STOCKHOLDERS.

(a)      The Report to Shareholders is attached herewith.

Constitution Capital Access Fund, LLC

Institutional-Quality Private Equity Portfolio, Through a Single Allocation

Constitution Capital PM, L.P.

September 2023

Constitution Capital Access Fund, LLC
Table of Contents For the Six Months Ended September 30, 2023 (Unaudited)

Constitution Capital Access Fund, LLC
Consolidated Schedule of Investments September 30, 2023 (Unaudited)
Investments — 109.5%⁷	Sector	Investment Type	Acquisition Date	Shares	Fair Value
Common Stocks — 0.0%
North America — 0.0%
Optinose, Inc.*	Health Care	Common Stock	5/12/2023	139,009	$170,981
Total Common Stocks (Cost $263,908) — 0.0%					170,981

Direct Investments — 46.8%¹,²
Direct Credit — 0.2%
North America — 0.2%
COP Exterminators Acquisitions, Inc.[3,9] ($250,000 principal amount, 9% Cash 4% PIK, 1/20/2030)	Consumer Staples	Subordinated debt	7/31/2023		251,699
PracticeTek Midco, LLC*[9] ($1,000,000 principal amount, 14% PIK, 8/30/2030)	Financial Technology	Subordinated debt	8/30/2023		1,012,056
Total Direct Credit					1,263,755

Direct Equity — 46.6%
Asia — Pacific — 3.1%
SLP Rainbow Co-Invest, L.P.*[9]	Consumer Staples	Limited partnership interest	10/1/2022		10,957,784
SLP Redwood Co-Invest, L.P.*[9]	Communication Services	Limited partnership interest	10/1/2022		8,290,314
Total Asia — Pacific					19,248,098

Europe — 15.9%
Bach Co-investment L.P.1*[9]	Consumer Discretionary	Limited partnership interest	10/1/2022		28,559,251
EQT VIII Co-Investment (D) SCSp*[8,9]	Health Care	Limited partnership interest	10/1/2022		16,186,086
Kirk Beauty Co-Investment Limited Partnership*[8,9]	Consumer Discretionary	Limited partnership interest	10/1/2022		8,069,813
Mayfair Olympic Holdco Limited*[8,9]	Utilities	Ordinary Shares	10/1/2022	1,243,556	10,442,228
Neptune Co-Investment, L.P.*[3,9]	Energy	Limited partnership interest	10/1/2022		6,678,427
SLP Jewel Co-Invest, L.P.*[9]	Consumer Discretionary	Limited partnership interest	10/1/2022		5,664,840
SLP Mistral Co-Invest, L.P.*[9]	Financials	Limited partnership interest	10/1/2022		16,521,392
SLP Zephyr Investors, L.P.*[9]	Communication Services	Limited partnership interest	10/1/2022		6,467,477
Total Europe					98,589,514

North America — 27.6%
ACP Canopy Co-Invest LLC*[9]	Health Care	Limited liability company interest	11/1/2022	20,082	25,185,773
Ares EPIC Co-Invest Delaware Feeder, L.P.*[3,9]	Energy	Limited partnership interest	10/1/2022		4,970,251
Ares EPIC Co-Invest II L.P.*[3,9]	Energy	Limited partnership interest	10/1/2022		10,718,822
Carlyle Sabre Coinvestment, L.P.*[9]	Industrials	Limited partnership interest	10/1/2022		11,655,718
CC AEC Co-Invest L.P.*[9]	Health Care	Limited partnership interest	10/1/2022	5,000	5,001,002
Centeotl Co-Invest B, L.P.*[9]	Consumer Staples	Limited partnership interest	5/15/2023		5,000,000
COP Exterminators Acquisitions, LLC*[9]	Consumer Staples	Limited liability company interest	7/28/2023		9,000,000
Ergotron Investments, LLC*[9]	Industrials	Limited liability company interest	10/1/2022	50,000	6,414,071

See accompanying notes to the Consolidated Financial Statements.

Constitution Capital Access Fund, LLC
Consolidated Schedule of Investments September 30, 2023 (Unaudited) (Continued)
Investments — 109.5%⁷	Sector	Investment Type	Acquisition Date	Shares	Fair Value
Direct Investments (Continued)
Direct Equity (Continued)
North America (Continued)
Ishtar Co-Invest-B LP*[3,9]	Consumer Staples	Limited partnership interest	11/4/2022		$34,303,861
LB Vacation Blocker LLC*[9]	Real Estate	Limited liability company interest	4/10/2023	2,793,296	5,317,586
Oshun Co-Invest-B LP*[3,9]	Consumer Staples	Limited partnership interest	11/4/2022		4,455,260
PT Co-Invest II, L.P.*[9]	Financial Technology	Limited partnership interest	8/28/2023		10,000,000
RCP Monte Nido Co-Investment Fund, L.P.*[9]	Health Care	Limited partnership interest	4/10/2023		5,000,000
SLP Blue Co-Invest, L.P.*[9]	Information Technology	Limited partnership interest	10/1/2022		8,637,818
SLP West Holdings Co-Invest II, L.P.[5]	Communication Services	Limited partnership interest	10/1/2022		6,274,000
TPG VII Renown Co-Invest II, L.P.*[9]	Consumer Discretionary	Limited partnership interest	10/1/2022		3,691,244
WPP Fairway Aggregator B, L.P. — Class A*[9]	Consumer Staples	Preferred Units	10/1/2022	12,500	13,786,465
WPP Fairway Aggregator B, L.P. — Class B*[9]	Consumer Staples	Common Units	10/1/2022	12,500	2,105,584
Total North America					171,517,455
Total Direct Equity					289,355,067
Total Direct Investments (Cost $247,613,444) — 46.8%					290,618,822

Investment Funds — 62.3%¹,²
Asia — Pacific — 4.6%
BPEA Private Equity Fund VI*[3,9]		Limited partnership interest	10/1/2022		7,180,860
BPEA Private Equity Fund VII, SCSp*[3,9]		Limited partnership interest	10/1/2022		21,689,013
Total Asia — Pacific					28,869,873

Europe — 16.4%
CVC Capital Partners VI (D) S.L.P.*[3,8,9]		Limited partnership interest	10/1/2022		10,838,899
CVC Capital Partners VII (A) L.P.*[3,8,9]		Limited partnership interest	10/1/2022		22,169,571
EQT IX (No.1) EUR SCSp*[3,8,9]		Limited partnership interest	10/1/2022		12,762,546
EQT VII (No.1) Limited Partnership*[3,8,9]		Limited partnership interest	10/1/2022		8,676,299
EQT VIII (No.1) SCSp*[3,8,9]		Limited partnership interest	10/1/2022		18,887,368
Sixth Cinven Fund (No. 2) Limited Partnership*[3,8,9]		Limited partnership interest	10/1/2022		28,651,724
Total Europe					101,986,407

North America — 41.3%
Ares Corporate Opportunities Fund V, L.P.*[3,9]		Limited partnership interest	10/1/2022		14,566,942
Ares Corporate Opportunities Fund VI Parallel (TE), L.P.*[3,9]		Limited partnership interest	10/1/2022		19,986,118
Ares Energy Opportunities Fund B, L.P.*[3,9]		Limited partnership interest	10/1/2022		11,005,916
Avista Capital Partners (Offshore) II, L.P.*[3,9]		Limited partnership interest	10/1/2022		996,594
Bansk Fund I-B, L.P.[3,9]		Limited partnership interest	9/13/2023		3,968,799
Carlyle International Energy Partners II S.C.Sp.*[3,9]		Limited partnership interest	10/1/2022		9,718,181

See accompanying notes to the Consolidated Financial Statements.

Constitution Capital Access Fund, LLC
Consolidated Schedule of Investments September 30, 2023 (Unaudited) (Continued)
Investments — 109.5%⁷	Investment Type	Acquisition Date	Shares	Fair Value
Investment Funds (Continued)
North America (Continued)
Carlyle Partners VI, L.P.*[3,4,9]	Limited partnership interest	10/1/2022		$3,978,115
Carlyle Partners VII, L.P.*[3,9]	Limited partnership interest	10/1/2022		10,650,550
Catterton Partners VII, L.P.*[3,9]	Limited partnership interest	10/1/2022		12,581,366
Insignia Capital Partners, L.P.*[3,4,9]	Limited partnership interest	10/1/2022		16,979,047
Kinderhook Capital Fund IV, L.P.*[3,9]	Limited partnership interest	10/1/2022		5,834,935
Lightyear Fund III, L.P.*[3,4,9]	Limited partnership interest	10/1/2022		1,715,452
Nautic Partners VI-A, L.P.*[3,9]	Limited partnership interest	10/1/2022		1,512,418
Revelstoke Capital Partners Fund III, L.P.*[3,9]	Limited partnership interest	8/22/2023		2,568,066
Riverstone Non-ECI Partners, L.P.[3,9]	Limited partnership interest	10/1/2022		13,729,986
Riverstone Global Energy and Power Fund VI, L.P.[3,9]	Limited partnership interest	10/1/2022		5,061,378
Silver Lake Partners IV, L.P.[3,4,9]	Limited partnership interest	10/1/2022		18,966,545
Silver Lake Partners V, L.P.[3,4,9]	Limited partnership interest	10/1/2022		20,379,291
SK Capital Partners III, L.P.*[3,9]	Limited partnership interest	10/1/2022		21,945,948
SL SPV-2, L.P.[9]	Limited partnership interest	10/1/2022		11,296,223
SunTx Capital Partners II, L.P.*[9]	Limited partnership interest	10/1/2022		9,237,525
TPG HealthCare Partners, L.P.*[3,9]	Limited partnership interest	10/1/2022		5,639,587
TPG Partners VI, L.P.*[3,9]	Limited partnership interest	10/1/2022		2,040,459
TPG Partners VIII, L.P.[3,9]	Limited partnership interest	10/1/2022		20,143,557
WestView Capital Partners III, L.P.*[3,9]	Limited partnership interest	10/1/2022		10,381,149
Wind Point Partners VII-B, L.P.*[3,9]	Limited partnership interest	10/1/2022		1,764,493
Total North America				256,648,640
Total Investment Funds (Cost $405,930,003) — 62.3%				387,504,920

Short-Term Investments — 0.4%
North America — 0.4%
Fidelity Institutional Government Portfolio — Class I, 5.16%[6]			2,647,021	2,647,021
Total Short-Term Investments (Cost $2,647,021) — 0.4%				2,647,021

Total Investments (Cost $656,454,376) — 109.5%				680,941,744
Net Other Assets (Liabilites) — (9.5%)				(59,386,121)
Total Net Assets — 100.0%				$621,555,623

*    Investment is non-income producing.

1      Direct Investments and Investment Funds are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been acquired on various dates and for different amounts. The acquisition date is shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of September 30, 2023 was $678,123,742, or 109.1% of net assets. As of September 30, 2023, the aggregate cost of each investment restricted to resale was $242,133, $982,056, $11,121,157, $8,588,727, $21,223,190, $16,747,016, $5,456,837, $7,914,290, $9,812,065, $5,870,914, $14,149,547, $7,431,961, $20,081,967, $5,922,469, $9,589,902, $9,869,745, $5,000,000, $5,160,290, $9,000,000, $5,000,000, $11,955,643, $5,000,000, $3,424,171, $10,000,000, $5,263,251, $8,726,032, $6,504,292, $5,075,789, $12,500,000, $0, $12,100,977, $20,925,981, $14,103,166, $20,609,066, $12,465,532, $8,786,996, $21,266,328, $26,126,926, $15,226,277, $18,987,453, $11,420,312, $201,961, $3,411,879, $12,290,512, $5,067,367, $10,145,683, $15,944,839, $28,510,508, $7,187,822, $2,012,998, $5,232,551, $2,560,356, $14,552,829, $5,701,818, $16,164,447, $19,634,652, $21,006,543, $6,842,446, $6,655,799, $5,573,053, $3,024,112, $18,741,526, $11,701,443, $3,024,112 and $1,745,845 respectively, totaling $653,543,447.

2      Direct Investments and Investment Funds do not allow redemptions or withdrawals except at discretion of their general partner, manager, or adviser.

3      Investment has been committed to but has not been fully funded by the Fund.

4      All or a portion of this security is held through a consolidated Subsidiary, CC PMF Splitter Partnership.

5      All or a portion of this security is held through a consolidated Subsidiary, CC PMF Blocker, LLC.

6      The rate is the annualized seven-day yield as of September 30, 2023.

7      Investments are held through CC PMF Holdings, LLC, a consolidated subsidiary, unless otherwise denoted.

8      Foreign security denominated in U.S. Dollars.

9    Level 3 security in accordance with fair value hierarchy.

See accompanying notes to the Consolidated Financial Statements.

Constitution Capital Access Fund, LLC
Consolidated Schedule of Investments September 30, 2023 (Unaudited) (Continued)
Summary of Investments (as a percentage of total net assets)
Common Stocks	0.0%
Direct Investments
Direct Credit
North America	0.2%
Direct Equity
North America	27.6%
Europe	15.9%
Asia — Pacific	3.1%
Total Direct Equity	46.6%
Total Direct Investments	46.8%
Investment Funds
North America	41.3%
Europe	16.4%
Asia — Pacific	4.6%
Total Investment Funds	62.3%
Short-Term Investments	0.4%
Total Investments	109.5%
Net Other Assets (Liabilites)	(9.5)%
Total Net Assets	100.0%

See accompanying notes to the Consolidated Financial Statements.

Constitution Capital Access Fund, LLC
Consolidated Statement of Assets and Liabilities September 30, 2023 (Unaudited)
Assets
Investments, at fair value (cost $656,454,376)	$680,941,744
Foreign currency, at fair value (cost $236,355)	242,287
Cash equivalents held in escrow for subscriptions received in advance	400,000
Interest receivable	3,822
Deferred loan issuance costs	536,048
Prepaid expenses and other assets	8,058
Total Assets	682,131,959

Liabilities
Line of credit payable	54,702,536
Payable for shares repurchased	3,000,000
Line of credit interest payable	1,012,116
Investment management fee payable	442,104
Subscriptions received in advance	400,000
Legal fees payable	249,795
Audit and tax fees payable	232,550
Deferred tax liability	217,735
Accounting and administration fees payable	151,620
Due to Adviser	87,664
Organizational cost payable	19,441
Registration fees payable	33,586
Custody fees payable	12,578
Transfer agent fees payable	11,123
Investor distribution and servicing fees payable	16
Other accrued expenses	3,472
Total Liabilities	60,576,336

Commitments and contingencies (see Note 12)

Net Assets	$621,555,623

Composition of Net Assets:
Paid-in capital	$420,148,413
Total distributable earnings	201,407,210
Net Assets	$621,555,623

Net Assets Attributable to:
Class A Shares	$11
Class D Shares	25,927
Class I Shares	621,529,685
$621,555,623
Shares of Beneficial Interests (unlimited number of shares authorized)
Class A Shares	1
Class D Shares	2,336
Class I Shares	55,957,605
55,959,942
Net Asset Value per Share:
Class A Shares[1]	$11.11
Class D Shares	$11.10
Class I Shares	$11.11

1    Class A shareholders may be charged a sales load up to a maximum of 3.50% on the amount they invest. See Note 5 to the Consolidated Financial Statements.

See accompanying notes to the Consolidated Financial Statements.

Constitution Capital Access Fund, LLC
Consolidated Statement of Operations For the Six Months Ended September 30, 2023 (Unaudited)
Investment Income
Dividend income (net of withholding tax of $166,681)	$3,767,449
Interest income	101,141
Total Income	3,868,590

Expenses
Investment management fees	5,132,184
Incentive fees	4,375,729
Line of credit fees and expenses[1]	1,950,561
Accounting and administration fees	442,005
Legal fees	351,245
Offering costs	230,541
Audit and tax fees	145,550
Board fees and expenses	125,000
Custodian fees	40,677
Chief compliance officer fees	31,161
Transfer agency fees	19,452
Distribution and servicing fee (Class D)	16
Other operating expenses	303,984
Total expenses before waivers	13,148,105
Voluntary waiver of Investment Management fees (Note 6)	(2,566,092)
Voluntary waiver of Incentive fees (Note 6)	(4,375,729)
Net expenses	6,206,284
Net investment loss	(2,337,694)

Net Realized Gain (Loss) and Change in Unrealized Appreciation/Depreciation
Net realized gain on distribution from investments (net of withholding tax of $1,493,619)	18,685,393
Net realized gain on investments	929
Net realized loss on foreign currency transactions	(3,415)
Net change in unrealized appreciation/depreciation on investments	11,960,176
Net change in unrealized appreciation/depreciation on currency transactions	(5,317)
Net change on deferred tax liability	(217,735)
Net Realized Gain (Loss) and Change in Unrealized Appreciation/Depreciation	30,420,031

Net Increase in Net Assets Resulting from Operations	$28,082,337

1    Includes amortization of loan issuance costs, commitment fees, and interest expense.

See accompanying notes to the Consolidated Financial Statements.

Constitution Capital Access Fund, LLC
Consolidated Statements of Changes in Net Assets
	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period October 1, 2022* Through March 31, 2023
Changes in Net Assets Resulting from Operations
Net investment loss	$(2,337,694)	$(1,081,053)
Net realized gain (loss) on investments and foreign currency translations	18,682,907	22,724,948
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations, net of deferred tax	11,737,124	12,527,807
Net Change in Net Assets Resulting from Operations	28,082,337	34,171,702

Change in Net Assets Resulting from Capital Transactions (see note 5)
Class A
Proceeds from issuance of shares	—	10
Total Class A Transactions	—	10

Class D
Proceeds from issuance of shares	25,000	10
Total Class D Transactions	25,000	10

Class I
Proceeds from issuance of shares	2,708,995	561,667,569[1]
Shares repurchased	(5,000,000)	(100,000)
Total Class I Transactions	(2,291,005)	561,567,569

Net Change in Net Assets Resulting from Capital Transactions	(2,266,005)	561,567,589

Total Net Increase in Net Assets	25,816,332	595,739,291

Net Assets
Beginning of period	595,739,291	—
End of period	$621,555,623	$595,739,291

*    The Fund commenced operations on October 1, 2022 following reorganization of U/C Seed Partnership Fund, L.P. which was effective as of close of business on September 30, 2022, see Note 1 in the accompanying notes to Consolidated Financial Statements.

1    Class I contributions include $561,567,569, which consists of investment assets of $580,222,167, net of assumed other assets and liabilities of $18,654,598, which were received in connection with the reorganization of the U/C Seed Partnership Fund, L.P. See Note 1 in the accompanying notes to the Consolidated Financial Statements. The remaining $100,000 reflects the initial seeding of the U/C Partnership Fund, L.P. prior to reorganization.

See accompanying notes to the Consolidated Financial Statements.

Constitution Capital Access Fund, LLC
Consolidated Statement of Cash Flows For the Six Months Ended September 30, 2023 (Unaudited)
Cash Flows From Operating Activities
Net increase in net assets from operations	$28,082,337
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(55,555,334)
Distributions received from investments	31,438,833
Sales of investments	951,267
Change in short-term investments, net	5,664,617
Net realized gain on distribution from investments	(18,685,393)
Net realized gain on investments	(929)
Net change in unrealized appreciation/depreciation on investments	(11,960,176)
Net change in deferred tax liability	217,735
(Increase)/Decrease in Assets:
Deferred loan issuance costs amortization	67,006
Prepaid offering costs amortization	230,541
Prepaid expenses and other assets	35,741
Interest receivable	(3,822)
Increase/(Decrease) in Liabilities:
Line of credit interest payable	1,012,116
Investment management fee payable	27,188
Legal fees payable	(21,803)
Audit and tax fees payable	(42,550)
Accounting and administration fees payable	(51,997)
Due to Adviser	(4,256)
Registration fees payable	33,586
Organizational cost payable	(8,418)
Custody fees payable	(8,101)
Transfer agent fees payable	1,616
Offering cost payable	(7,879)
Payable for investments in securities purchased	(3,647)
Investor distribution and servicing fees payable	16
Other accrued expenses	(14,035)
Net Cash Used in Operating Activities	(18,605,741)

Cash Flows from Financing Activities
Proceeds from subscriptions of shares, net of change in payable for proceeds from subscriptions received in advance	1,420,495
Proceeds from line of credit	29,250,000
Payments made on line of credit	(12,700,000)
Payments for shares repurchased, net of increase in payable for shares repurchased	(2,100,000)
Net Cash Provided by Financing Activities	15,870,495

Net change in Cash, foreign currency, and cash equivalents	(2,735,246)
Cash, foreign currency, and cash equivalents – Beginning of Period	3,377,533
Cash, foreign currency, and cash equivalents – End of Period	$642,287

Supplemental disclosure of non-cash activities
Stock distributions received in-kind from investments	1,214,246

Supplemental disclosure of cash flow information
Interest payments on line of credit	$1,823,975

See accompanying notes to the Consolidated Financial Statements.

Constitution Capital Access Fund, LLC
Consolidated Financial Highlights Class A Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period November 1, 2022* through March 31, 2023
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.61	$10.09
Activity from investment operations:
Net investment loss[1]	(0.04)	0.01
Net realized and unrealized gain/(loss) on investments	0.54	0.51
Total from investment operations	0.50	0.52

Net Asset Value per share, end of period	$11.11	$10.61

Net Assets, end of year	$11	$11

Ratios to average shareholders’ equity:
Net investment loss[2,3]	(2.33)%	(1.38)%

Gross expenses before voluntary waivers[4]	3.61%	3.23%
Voluntary waivers of Investment management fees and Incentive fees	(1.57)%	(1.71)%
Net expenses[8]	2.04%	1.52%

Total Return[5]	4.73%[6]	5.19%[6]

Portfolio turnover rate	0%[6]	0%[6]

Senior Securities
Total borrowings (000s)	$54,703	$37,200
Asset coverage per $1,000 unit of senior indebtedness[7]	$12,362	$17,014

*    Commencement of offering of Class A shares.

1      Per share data is computed using the average shares method.

2    Net investment loss and net expense have been annualized, except for any non-recurring expenses.

3    Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

4    Expense ratios have been annualized, except for any non-recurring expenses and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 0.72% and 0.51% for the six months ended September 30, 2023 and the period ended March 31, 2023, respectively. Expenses do not include expenses from underlying funds in which the Fund invests.

5      Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

6      Not annualized.

7      Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

8      If interest expenses had been excluded, the expense ratios would have been decreased by 0.64% and 0.62% for the six months ended September 30, 2023 and the period ended March 31, 2023, respectively.

See accompanying notes to the Consolidated Financial Statements.

Constitution Capital Access Fund, LLC
Consolidated Financial Highlights Class D Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period November 1, 2022* through March 31, 2023
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.61	$10.09
Activity from investment operations:
Net investment loss[1]	(0.06)	0.01
Net realized and unrealized gain/(loss) on investments	0.55	0.51
Total from investment operations	0.49	0.52

Net Asset Value per share, end of period	$11.10	$10.61

Net Assets, end of year	$25,927	$11

Ratios to average shareholders’ equity:
Net investment loss[2,3]	(2.62)%	(1.38)%

Gross expenses before voluntary waivers[4]	3.89%	3.23%
Voluntary waivers of Investment management fees and Incentive fees	(1.56)%	(1.71)%
Net expenses[8]	2.33%	1.52%

Total Return[5]	4.63%[6]	5.19%[6]

Portfolio turnover rate	0%[6]	0%[6]

Senior Securities
Total borrowings (000s)	$54,703	$37,200
Asset coverage per $1,000 unit of senior indebtedness[7]	$12,362	$17,014

*     Commencement of offering of Class D shares.

1    Per share data is computed using the average shares method.

2    Net investment loss and net expense have been annualized, except for any non-recurring expenses.

3    Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

4    Expense ratios have been annualized, except for any non-recurring expenses and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 0.72% and 0.51% for the six months ended September 30, 2023 and the period ended March 31, 2023, respectively. Expenses do not include expenses from underlying funds in which the Fund invests.

5      Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

6      Not annualized.

7      Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

8      If interest expenses had been excluded, the expense ratios would have been decreased by 0.64% and 0.62% for the six months ended September 30, 2023 and the period ended March 31, 2023, respectively.

See accompanying notes to the Consolidated Financial Statements.

Constitution Capital Access Fund, LLC
Consolidated Financial Highlights Class I Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period October 1, 2022* through March 31, 2023
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.61	$10.00
Activity from investment operations:
Net investment loss[1]	(0.04)	(0.02)
Net realized and unrealized gain/(loss) on investments	0.54	0.63
Total from investment operations	0.50	0.61

Net Asset Value per share, end of period	$11.11	$10.61

Net Assets, end of year	$621,529,685	$595,739,269

Ratios to average shareholders’ equity:
Net investment loss[2,3]	(2.33)%	(2.10)%

Gross expenses before voluntary waivers[4]	3.61%	3.64%
Voluntary waivers of Investment management fees and Incentive fees	(1.57)%	(1.88)%
Net expenses[8]	2.04%	1.76%

Total Return[5]	4.73%[6]	6.10%[6]

Portfolio turnover rate	0%[6]	0%[6]

Senior Securities
Total borrowings (000s)	$54,703	$37,200
Asset coverage per $1,000 unit of senior indebtedness[7]	$12,362	$17,014

*    The Fund commenced operations on October 1, 2022 following reorganization of U/C Seed Partnership Fund, L.P. which was effective as of close of business on September 30, 2022, see Note 1 in the accompanying notes to consolidated financial statements.

1    Per share data is computed using the average shares method.

2    Net investment loss and net expense have been annualized, except for any non-recurring expenses.

3    Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

4    Expense ratios have been annualized, except for any non-recurring expenses and Incentive Fees which are not annualized. If Incentive Fees had been excluded, the expense ratios would have decreased by 0.72% and 0.59% for the six months ended September 30, 2023 and the period ended March 31, 2023, respectively. Expenses do not include expenses from underlying funds in which the Fund invests.

5      Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

6      Not annualized.

7      Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

8      If interest expenses had been excluded, the expense ratios would have been decreased by 0.64% and 0.65% for the six months ended September 30, 2023 and the period ended March 31, 2023, respectively.

See accompanying notes to the Consolidated Financial Statements.

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited)

Note 1 – Organization

Constitution Capital Access Fund, LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified closed-end management investment company. Constitution Capital PM, LP serves as the investment adviser (the “Adviser”) of the Fund. The Adviser is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund was organized as a Delaware limited liability company on March 3, 2022 and commenced operations on October 1, 2022.

Simultaneous with the commencement of the Fund’s operations (“Commencement of Operations”), the U/C Seed Partnership Fund, L.P. (the “Predecessor Fund”), reorganized and transferred substantially all its portfolio securities into the Fund with a transfer value policy election to use fair market value as opening cost for a non-taxable transaction.

The Fund’s investment objective is to generate long-term capital appreciation. The Fund seeks its investment objective by investing in a broad portfolio of investments in private assets (collectively, “Private Assets”) that the Adviser believes provide attractive risk-adjusted return potential. The Fund’s investments will include (i) direct investments (i.e. positions in the equity or debt of operating companies) (“Direct Equity Investments” or “Direct Credit Investments,” respectively, and together, “Direct Investments”); (ii) secondary purchases (i.e. purchases of existing interests that are acquired on the secondary market) (“Secondary Investments”) of closed-end private funds (“Investment Funds”) managed by third-party managers (“Portfolio Fund Managers”); (iii) primary investments (i.e. commitments to new private equity or other private funds) (“Primary Investments”); (iv) direct or secondary purchases of liquid credit instruments; (v) other liquid investments (i.e. strategies with a higher liquidity profile than direct investments or investments in funds, including listed private equity); and (vi) short-term investments (together, “Short-term Investments”).

The Fund offers three separate classes of shares of beneficial interest (“Shares”) designated as Class A Shares, Class D Shares and Class I Shares. Each class of Shares will have differing characteristics, particularly in terms of the sales charges that Shareholders in that class may bear, and the distribution and service fees that each class may be charged. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

a. Consolidation of Subsidiaries

The Fund may make investments through wholly owned subsidiaries (each a “Subsidiary” and together, the “Subsidiaries”). Such Subsidiaries will not be registered under the Investment Company Act; however, the Fund will wholly own and control any Subsidiaries. The Fund’s Board of Managers (the “Board”) has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole owner of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies. The Fund complies with Section 8 of the Investment Company Act governing investment policies on an aggregate basis with any Subsidiary. The Fund also complies with Section 18 of the Investment Company Act governing capital structure and leverage on an aggregate basis with each Subsidiary so that the Fund treats a Subsidiary’s debt as its own for purposes of Section 18. Further, each Subsidiary complies with the provisions of Section 17 of the Investment Company Act relating to affiliated transactions and custody. Any Subsidiary would use UMB Bank, n.a. as custodian. The Fund will not create or acquire primary control of any entity which engages in investment activities in securities or other assets, other than entities wholly owned by the Fund.

As of September 30, 2023, there are three active Subsidiaries:

Subsidiary	Formation Date	Domicile	% of Net Assets
CC PMF Holdings, LLC	March 17, 2022	United States	89.01
CC PMF Blocker, LLC	March 21, 2022	United States	1.01
CC PMF Splitter Partnership	August 5, 2022	United States	9.98

The Consolidated Financial Statements of the Fund include the accounts of the Subsidiaries. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund.

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

Note 2 – Significant Accounting Policies

The Fund is an investment company and applies the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the Consolidated Financial Statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

b. Valuation of Investments

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. Pursuant to the requirements of Rule 2a-5, the Board designated the Adviser as its valuation designee to perform fair value determinations and approved valuation procedures for the Fund.

The Fund invests, under normal circumstances, in a broad portfolio of Private Assets and values them in accordance with the provisions of ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). To determine the estimated value of the Fund’s interests or shares in Investment Funds, the Adviser considers, among other things, information provided by the Investment Funds, including quarterly unaudited financial statements. The Adviser will review the appropriateness of the valuation based on any new information or changes in assumptions regarding the security, reliable public information, actual trade prices or other information that becomes available subsequent to the most recent quarterly valuation determination. If changes are required, the Adviser will make a market adjustment and provide an updated valuation to UMB Fund Services, Inc. (the “Administrator”) to revise it accordingly.

The Fund’s Direct Investments are generally not publicly traded, and thus, market quotations are not available to be used for valuation purposes. Therefore, the Adviser is required to value these Direct Investments at estimated fair values, using present value and other subjective valuation techniques. These may include references to market multiples, valuations for comparable companies, public market or private transactions, subsequent developments concerning the companies to which the securities relate, results of operations, financial condition, cash flows, and projections of such companies provided to the Adviser and such other factors as the Adviser may deem relevant. Depending on the circumstances, company multiples will not always be comparable due to the size of the related companies or associated transactions being used as comparable data in valuation. If the Adviser determines that the estimated fair value does not represent fair value, a fair value determination is made by the Adviser in accordance with the Adviser’s Valuation Procedure.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued based on their respective market price adjusted for potential restrictions on the transfer or sale of such securities.

c. Cash and Cash Held in Escrow

In order to maintain liquidity, the Fund holds cash, including amounts held in foreign currencies and in short-term interest-bearing deposit accounts with UMB Bank, n.a., the Fund’s custodian (the “Custodian”). At times, those amounts may exceed any applicable federally insured limits. The Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts.

Subscriptions are generally subject to the receipt of cleared funds on or prior to the acceptance date set by the Fund and notified to prospective investors. Cash held in escrow represents funds received from prospective investors prior to the effective date of the subscriptions, which are restricted for use and placed in an interest-bearing escrow account with the Custodian, who also serves as the Fund’s escrow agent. On the effective date of the subscription, the balance in the escrow account with respect to each investor whose investment is accepted will be invested in the Fund on behalf of such investor. Interest, if any, earned on escrowed amounts will be credited to the Fund for the benefit of all Shareholders. As of September 30, 2023, the Fund had $400,000 of cash held in escrow related to Class I subscriptions that were received prior to the effective date of the subscriptions.

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)
Note 2 – Significant Accounting Policies (continued)

d. Cash Equivalents

Cash equivalents represent short-term investments in high quality money market instruments and money market mutual funds and are recorded at NAV per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, with a low risk of loss and which generally have remaining maturities of one year or less. Such short-term investments may include U.S. Government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. Cash equivalents are disclosed under short-term investments on the Consolidated Schedule of Investments and represents the Fund’s investments in the Fidelity Institutional Government Portfolio Class I money market mutual fund.

e. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars. Generally, valuations of assets and liabilities denominated in currencies other than the U.S. Dollar are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at transaction date exchange rates. The Fund does not isolate the effects of changes in foreign currency rates on the valuation of Private Assets. Such fluctuations in exchange rates are included with and form part of the net realized and unrealized gain (loss) from investments. As of September 30, 2023, the Fund’s Private Assets denominated in foreign currencies were as follows:

Currency	Number of Investments
Euros	7
Pounds Sterling	1
Swiss Francs	1

f. Investment Income

The Fund’s primary sources of income are investment income and gains recognized upon distributions from Private Assets and unrealized appreciation in the fair value of its Private Assets. The Fund generally recognizes investment income and realized gains based on the characterization of distributions provided by the Private Assets at the time of distributions.

Realized gains and losses from the sale of Private Assets represent the difference between the original cost of the Private Assets, as adjusted for return of capital distributions (net cost), and the net proceeds received at the time of the sale, disposition or distribution. The Fund records realized gains and losses on Private Assets when securities are sold, distributed to the partners or written-off as worthless. The Fund recognizes the difference between the net cost and the estimated fair value of Private Assets owned as the net change in unrealized appreciation/depreciation on investments in the Consolidated Statement of Operations.

Interest income, including amortization of premium or discount using the effective interest method and interest on paid-in-kind instruments, is recorded on an accrual basis. Dividend income is recognized on preferred equity securities on an accrual basis (to the extent that such amounts are expected to be collected) and on common equity securities on the record date (for private companies) or on the ex-dividend date (for publicly traded companies). Other income from Private Assets, which represents operating income from investment partnerships or other flow through entities received by the Fund, is recorded on the date received.

g. Fund Expenses

The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all fees and expenses of the Private Assets in which the Fund invests, fees and expenses associated with a credit facility, legal fees, administrator fees, audit and tax preparation fees, custodial fees, transfer agency fees, registration expenses, expenses of the Board and other administrative expenses. Certain of these operating expenses are subject to an expense limitation agreement and reimbursement agreement (the “Expense Limitation Agreement”, as further discussed in Note 7). Expenses are recorded on an accrual basis and allocated to Shares based upon ownership percentage.

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)
Note 2 – Significant Accounting Policies (continued)

h. Income Taxes

The Fund has elected to be treated, and intends to continue to qualify, as a Regulated Investment Company as defined under Subchapter M of the Internal revenue Code of 1986, as amended (the “Code”), by distributing substantially all of its taxable income and net realized gains (after reduction for any capital loss carryforwards) to Shareholders, and by meeting certain diversification and income requirements with respect to the Private Assets. Therefore, no federal income tax provision has been recorded for the Fund.

The Fund recognizes the tax benefits of certain uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities in accordance with ASC Topic 740, Accounting for Uncertainty in Income Taxes. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken as of September 30, 2023.

Additionally, a Subsidiary of the Fund, CC PMF Blocker, LLC (the “Blocker”), is a domestic limited liability company that has elected to be treated as a C-corporation for federal and state income tax purposes and is required to account for its estimate of income taxes through the establishment of a deferred tax asset or liability. The Blocker recognizes deferred income taxes for temporary differences in the basis of assets and liabilities for financial and income tax purposes. Deferred tax assets are recognized for deductible temporary differences, tax credit carryforwards or net operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. To the extent the Blocker has a deferred tax asset, the Adviser considers whether or not a valuation allowance is required. Detailed tax information for the Fund and the Blocker is included in Note 16.

i. Offering Costs

Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement, the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Prospectus, Statement of Additional Information (“SAI”) and/or marketing, and the amounts of associated filing fees and legal fees associated with the offering. Offering costs, which are subject to the Fund’s expense limitation agreement discussed in Note 6, are accounted for as a deferred charge until Fund Shares are offered to the public and thereafter are amortized to expense over twelve months on a straight-line basis.

j. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of increases and decreases in capital from operations during the reporting period. Actual results may differ from those estimates.

Note 3 – Fair Value Measurements

In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold, and the differences may be significant. The Fund values its portfolio investments in accordance with the provisions of ASC 820. The codification defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price) and sets out a fair value hierarchy. ASC 820 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Adviser. Unobservable inputs reflect the Adviser’s assumption about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. The types of financial instruments included in Level 1 are listed unrestricted securities, equities and listed derivatives, if any, listed in active markets.

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)
Note 3 – Fair Value Measurements (continued)

Level 2 — Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly in active markets as of the reporting date, and fair value that is determined using models or other valuation methodologies. Financial instruments in this category generally include corporate bonds and loans, less liquid and restricted securities listed in active markets, securities traded in other than active markets, government and agency securities, certain over-the-counter derivatives and redeemable investments in alternative investment funds, if any, where the fair value is based on observable inputs. A significant adjustment to a Level 2 input could result in the Level 2 measurement becoming a Level 3 measurement.

Level 3 — Inputs that are unobservable for the asset or liability and that include situations where there is little, if any, market activity for the asset or liability. The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation. Financial instruments in this category generally include equity and debt positions in private companies, and nonredeemable investments in alternative investment funds, non-investment grade residual interests in securitizations, collateralized loan obligations, and certain over-the-counter derivatives, if any, where the fair value is based on unobservable inputs.

ASC 820 permits a reporting entity to measure the fair value of an asset that does not have a readily determinable fair value based on the reported net asset value (“NAV”) per share, or its equivalent, without further adjustment as a practical expedient for its fair value. Accordingly, the Fund may utilize the NAV per share as reported by certain Private Assets as of a measurement date as a practical expedient for its fair value.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$170,981	$—	$—	$170,981
Direct Investments	—	6,274,000	284,344,822	290,618,822
Investment Funds	—	—	387,504,920	387,504,920
Short-Term Investments	2,647,021	—	—	2,647,021
NAV as a practical expedient	—	—	—	—
Total Investments	$2,818,002	$6,274,000	$671,849,742	$680,941,744

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Direct Investments	Investment Funds
Balance as of March 31, 2023	$195,398,678	$61,887,475
Transfers into Level 3	23,066,631	336,611,398
Transfers out of Level 3	—	—
Total gains or losses for the period
Included in earnings (or changes in net assets)	29,370,081	(16,065,938)
Purchases	36,509,432	19,039,672
Return of capital distributions	—	(13,967,687)
Balance as of September 30, 2023	$284,344,822	$387,504,920

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for Level 3 assets held at the end of the reporting period	$29,370,081	$(16,065,938)

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)
Note 3 – Fair Value Measurements (continued)

Changes in inputs or methodologies used for valuing investments, including timing of reported net asset values of Direct Investments and Investment Funds reported by their investment managers, may result in transfers in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. All transfers in to Level 3 during the six-months ended September 30, 2023 were the result of NAV as a practical expedient not being utilized for certain Direct Investments and Investment Funds.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2023:

Investments	Asset Class	Fair Value at 9/30/2023	Valuation Technique(s)	Unobservable Input(1)	Range of Input	Weighted Average of Input(2)	Impact to Valuation from an Increase in Input
Direct Investments	Direct Equity	$232,258,307	Market Approach	EBITDA Multiple	5.8x – 47.8x	18.0x	Increase
Direct Investments	Direct Equity	$4,455,260	Market Approach	Revenue Multiple	3x	3x	Increase
Direct Investments	Direct Equity	$22,367,500	Adjusted reported net asset value	Reported net asset value/Fair value adjustments	N/A	N/A	N/A
Direct Investments	Direct Equity	$24,000,000	Cost	Recent Transaction Price	N/A	N/A	N/A
Direct Investments	Direct Credit	$1,263,755	Income Approach	Market yield	4% – 14%	12.8%	Increase
Investment Funds	Buyouts, Growth Capital, and Special Situations	$387,504,920	Adjusted reported net asset value	Reported net asset value/Fair value adjustments	N/A	N/A	N/A

Level 3 Direct Investments valued using an unobservable input are directly affected by a change in that input. Significant increases or decreases in these inputs in isolation would result in significantly higher or lower fair value measurements.

(1)      The Adviser considers relevant indications of value that are reasonably and timely available, including known information available before the financial statements are issued, in determining the fair value to be assigned to a particular security, such as the type, cost and recent purchases or sales of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)      Weighted average by the relative Fair Value of the investments in that asset class.

Note 4 – Distributions/Allocation of Shareholders Capital

Because the Fund intends to qualify annually as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund intends to distribute at least 90% of its annual net taxable income to its Shareholders. Nevertheless, there can be no assurance that the Fund will pay distributions to Shareholders at any particular rate. From time to time, the Fund may also pay special interim distributions in the form of cash or Shares at the discretion of the Board. Unless Shareholders elect to receive distributions in the form of cash, the Fund intends to make its ordinary distributions in the form of additional Shares under the dividend reinvestment plan (“DRIP”). Any distributions reinvested under the DRIP will nevertheless remain subject to U.S. federal (and applicable state and local) taxation to Shareholders. Income, expenses, realized and unrealized capital gains and losses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution fees which are unique to each class of shares.

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

Note 5 – Share Transactions

Shares will generally be offered for purchase as of the first day of each calendar month, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion.

Foreside Financial Services, LLC serves as the Fund’s distributor (the “Distributor”) pursuant to a distribution agreement. The Distributor distributes the Shares of the Fund on a best-effort basis.

The Fund has adopted a Distribution and Service Plan for Class A Shares and Class D Shares (the “Distribution Plan”) which allows the Fund to pay distribution fees for the sale and distribution of its Class A Shares and Class D Shares and the provision of personal services to holders of Class A Shares and Class D Shares. Under the Distribution Plan, the Fund may pay as compensation up to 0.70% on an annualized basis of the Fund’s net asset value attributable to Class A Shares and up to 0.25% on an annualized basis of the Fund’s net asset value attributable to Class D Shares (the “Distribution Fee”) to the Fund’s Distributor or other qualified recipients. Payment of the Distribution Fee will be governed by the Distribution Plan for Class A Shares and Class D Shares. The Distribution Fee will be paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund solely with respect to Class A Shares and Class D Shares. For the period ended September 30, 2023, distribution fees accrued are shown on the Consolidated Statement of Operations. Class I Shares are not subject to the Distribution Fee and do not bear any expenses associated therewith.

The Board, from time to time and in its sole discretion, may determine to cause the Fund to offer to repurchase Shares from Shareholders, including the Adviser and its affiliates, pursuant to written tenders by Shareholders. The Adviser anticipates recommending to the Board that, under normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Fund’s net assets quarterly on or about each February 28, May 31, August 31, and November 30. The Fund will make repurchase offers, if any, to all holders of Shares. The Fund is entitled to charge an early repurchase fee of 2% with respect to any repurchase of Shares from a Shareholder if the interval between the date of purchase of the Shares and the valuation date with respect to the repurchase of those shares is less than one year.

During the period ended September 30, 2023, the Fund completed two tender offers. Payable for Shares repurchased shown on the Consolidated Statement of Assets and Liabilities reflects the cash payment due that resulted from the tender offer with an August 31, 2023 repurchase date.

Class A Shares will be subject to a sales charge of up to 3.50% while Class D and Class I Shares will not be subject to any initial sales charge. For some investors, the sales charge may be waived or reduced.

Transactions in Shares were as follows:

	For the Six Months Ended September 30, 2023 (Unaudited)		For the Period from October 1, 2022 through March 31, 2023
	Shares	Dollars	Shares	Dollars
Class A Shares
Sales	—	$—	0.991	$10
Net increase (decrease)	—	—	0.991	10
Class D Shares
Sales	2,335	25,000	0.991	10
Net increase (decrease)	2,335	25,000	0.991	10
Class I Shares
Sales	257,280	2,708,995	56,166,444	561,667,569
Repurchases	(456,399)	(5,000,000)	(9,720)	(100,000)
Net increase (decrease)	(199,119)	(2,291,005)	56,156,724	561,567,569

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

Note 6 – Management Fee, Incentive Fee and Board Fees

The Fund pays the Adviser an investment management fee (the “Investment Management Fee”) in consideration of the advisory and other services provided by the Adviser to the Fund. Pursuant to the Investment Management Agreement, the Fund pays the Adviser a monthly Investment Management Fee equal to 1/12th of 1.50% (1.50% on an annualized basis) of the greater of (i) the Fund’s NAV as the beginning of the month and (ii) the Fund’s NAV as the beginning of the month less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment.

The Investment Management Fee is paid to the Adviser out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund. The Investment Management Fee will be computed as of the last day of each month and will be due and payable in arrears within fifteen business days after the end of the month.

For the six months ended September 30, 2023, the Fund incurred $5,132,184 in Investment Management Fees. Since January 1, 2023, the Adviser has agreed to voluntarily waive 50.00% of the Investment Management Fee. Under the terms of that waiver, the Adviser voluntarily waived $2,566,092 of the Investment Management Fee during the six months ended September 30, 2023.

In addition, at the end of each calendar quarter (and at certain other times), the Adviser will be entitled to receive an amount (the “Incentive Fee”) equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account (as defined below). For the purposes of the Incentive Fee, the term “net profits” shall mean the amount by which the NAV of the Fund on the last day of the relevant period exceeds the NAV of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses). The Fund will maintain a memorandum account (the “Loss Recovery Account”), which will have an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares. For the six months ended September 30, 2023, the Fund incurred $4,375,729 in Incentive Fees. Currently, the Adviser has agreed to waive 100% of the Incentive Fee. Under the terms of this waiver, the Adviser voluntarily waived $4,375,729 of the Incentive Fee during the six months ended September 30, 2023.

The Adviser has entered into an Expense Limitation Agreement with the Fund, whereby, for at least one-year from commencement of operations, the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction related expenses arising out of investments made by the Fund, the Incentive Fee, and any acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.95%, 2.25% and 2.50% of the average daily net assets of Class A Shares, Class I Shares and Class D Shares, respectively (the “Expense Limit”). Because taxes, leverage interest, brokerage commissions, certain transaction related expenses arising out of investments made by the Fund, the Incentive Fee, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 2.95%, 2.25% and 2.50% for the Class A Shares, Class I Shares and Class D Shares, respectively. The Expense Limitation Agreement automatically renews for consecutive one-year terms unless terminated by the Fund or Adviser. For a period not to exceed three years from the date on which a Waiver is made, the Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit. Any recoupment would be limited to the lesser of (1) the expense limitation in effect at the time of waiver, or (2) the expense limitation in effect at the time of recoupment. For the six-months ended September 30, 2023, the total amount of waived fees that are subject to recoupment are $0.

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)
Note 6 – Management Fee, Incentive Fee and Board Fees (continued)

In consideration of the services rendered by each Independent Manager of the Board, the Fund has agreed to compensate each Independent Manager with an annual retainer fee of $50,000. In addition, the Fund reimburses the expenses of the Independent Managers in connection with their services as Managers. Board fees and expenses incurred for the six months ended September 30, 2023 totaled $125,000 and are included in the Consolidated Statement of Operations. The Managers do not receive any pension or retirement benefits from the Fund.

Note 7 – Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is defined as “affiliated” with the Fund if the Fund owns five percent or more of its outstanding voting securities. At September 30, 2023, the Fund did not hold any affiliated investments.

Note 8 – Related Party Transactions

The Adviser is an affiliate of the Fund. As of September 30, 2023, amounts owed to related parties of the Fund totaled of $87,664 and represented various fund expenses that were paid by the Adviser on behalf of the Fund, such as filing fees and investment related expenses. Amounts due to the Adviser are included on the Consolidated Statement of Assets and Liabilities.

Note 9 – Other Agreements

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for administrative and custodian services for the six months ended September 30, 2023, are reported on the Consolidated Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2023 are reported on the Consolidated Statement of Operations.

Note 10 – Investment Transactions

Total purchases of Private Assets for the period ended September 30, 2023 amounted to $55,555,334. Total distribution proceeds from sale, redemption, or other disposition of investments for the six months ended September 30, 2023 amounted to $951,267.

Note 11 – Indemnification

In the normal course of business, the Fund may enter into contracts that provide general indemnification. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund under such agreements, and therefore cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

Note 12 – Commitments and Contingencies

As of September 30, 2023, the Fund has $83,441,077 in unfunded commitments to Direct Investments and Investment Funds. The Fund expects to fulfill these unfunded commitments, if called by the Direct Investments and Investment Funds, through the use of cash, future distributions received from Private Assets, and line of credit proceeds.

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)

Note 13 – Risk Factors

An investment in the Fund involves significant risks that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund invests substantially all of its available capital in Direct Investments and Investment Funds. Typically, Direct Investments and Investment Funds are illiquid securities that are not traded in public markets and are subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may have a concentration of Direct Investments and Investment Funds in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private securities. Investments in private securities are illiquid and can be subject to various restrictions on resale, and there is no assurance that the Fund will be able to realize the value of such investments in a timely manner. Except where a market exists for the securities in which the Fund is directly or indirectly invested, the valuations of the Fund’s investments are estimated. As a consequence of the inherent uncertainty in estimated valuations, those valuations may differ from the valuations that would have been used had a ready market for the securities existed, and the differences could be material.

Investments in Shares provide limited liquidity. It is currently intended that Shareholders will be able to redeem Shares only through quarterly offers by the Fund to purchase a limited number of Shares. Those offers are at the discretion of the Board on the recommendation of the Adviser. Therefore, an investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment. No guarantee or representation is made that the Fund’s investment objective will be met.

The Fund, either directly through Direct Investments or indirectly through Investment Funds, may invest in companies that are organized or headquartered or have substantial sales or operations outside of the United States, its territories, and possessions. Such investments may be subject to certain additional risk due to, among other things, potentially unsettled points of applicable governing law, the risks associated with fluctuating currency exchange rates, capital repatriation regulations (as such regulations may be given effect during the term of the Fund or client portfolio), the application of complex U.S. and non-U.S. tax rules to cross-border investments, possible imposition of non-U.S. taxes on investors with respect to the income, and possible non-U.S. tax return filing requirements. The foregoing factors may increase transaction costs and adversely affect the value of the Fund’s portfolio investments.

Additional risks of non-U.S. investments include but are not limited to: (a) economic dislocations in the host country; (b) less publicly available information; (c) less well-developed regulatory institutions; and (d) greater difficulty of enforcing legal rights in a non-U.S. jurisdiction. Moreover, non-U.S. portfolio investments and companies may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those that apply to U.S. portfolio investments and companies. In addition, laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by the Fund.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s or an underlying fund or portfolio company’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund or an underlying fund or portfolio company holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund or an underlying fund or portfolio company may not recover such excess, uninsured amounts.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Fund’s underlying investments have a commercial relationship could adversely affect, among other things, the Fund and/or the Fund’s underlying investments’ ability to pursue key strategic initiatives, including by affecting the Fund’s or an underlying fund’s or portfolio company’s ability to borrow from financial institutions on favorable terms.

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)
Note 13 – Risk Factors (continued)

Additionally, if the sponsor of an underlying fund, or a portfolio company, has a commercial relationship with a bank that has failed or is otherwise distressed, the underlying fund and/or its portfolio companies may experience issues receiving financial support from a sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.

Note 14 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than twenty-five percent (25%) of the voting securities creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act. As of September 30, 2023, L8 Investment Holdings, LP holds 99.52% of the outstanding Shares of the Fund. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by Shareholders of the Fund. A significant redemption by this shareholder could affect the Fund’s liquidity and the future viability of the Fund.

Note 15 – Line of Credit

As of October 1, 2022, the Fund secured a committed multicurrency revolving line of credit (the “Facility”) with Barclays Bank PLC. The Fund anticipates that this Facility will be used primarily for working capital requirements and for financing investments and funding associated costs and expenses. Borrowings under this Facility will be charged a rate of interest per annum that is the aggregate of the applicable margin of 2.85% and Term SOFR, or Daily Simple RFR for loans denominated in GBP, or EURIBOR for loans denominated in Euros, and Daily Simple RFR for loans denominated in Swiss Francs.

A summary of the key terms of the Facility are as follows:

Maximum Principal Amount Available	$100,000,000
Maturity Date	October 1, 2027
Commitment fee	0.75% per annum
Annual upfront fee	0.20% per annum

In addition, the Fund pays a minimum usage fee which is a product of applicable margin of 2.85% multiplied by 50%, and applied to the minimum usage amount less any utilization.

For the six months ended September 30, 2023, loan issuance costs and upfront fees of $536,048 are disclosed as an asset amortized over the life of the facility on the Consolidated Statement of Assets and Liabilities, and expensed monthly on the Consolidated Statement of Operations as Line of Credit Fees and Expenses.

The average interest rate, average daily loan balance, maximum outstanding and amount recorded as interest expense for the 183 days the Fund had outstanding borrowings were 8.18%, $39,711,826, $54,702,536, and $1,883,555, respectively. As of September 30, 2023 the Fund had $54,702,536 of outstanding borrowings.

Note 16 – Tax Information

The Fund’s tax year end is September 30. The Fund has temporary differences primarily due to timing of the amortization of organizational and offering costs and differences between book and tax treatment of partnership investments.

As of September 30, 2023, the Fund had a permanent book to tax difference of $139,153,171 resulting from distributions in excess of total tax basis net investment income and net realized capital gains. This permanent book to tax difference has been reclassified to paid-in capital and has no effect on the net assets or net asset value per share of the Fund.

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)
Note 16 – Tax Information (continued)

For the tax year ended September 30, 2023, the Fund’s tax components of distributable earnings/(deficit) on a tax basis are as follows:

Undistributed ordinary income	$8,873,783
Undistributed long-term gains	—
Accumulated earnings	8,873,783

Accumulated capital and other losses	(1,134,820)
Other book/tax differences	34,092,414
Unrealized appreciation/(depreciation)	159,575,833
Total accumulated earnings/(deficits)	$201,407,210

As of September 30, 2023, the Fund had a net long-term non-expiring capital loss carryforward of $1,134,820.

As of September 30, 2023, the federal tax cost of investments and unrealized appreciation (depreciation) are as follows:

Tax cost of investments	$521,365,911

Gross unrealized appreciation	$224,639,450
Gross unrealized depreciation	(65,063,617)
Net unrealized appreciation (depreciation)	$159,575,833

The difference between book basis and tax basis accumulated ordinary income/(loss) and other book/tax differences are primarily attributable to timing differences in recognizing certain gains and losses in security transactions.

The Blocker is a domestic limited liability company that has elected to be treated as a C-corporation for federal and state income tax purposes and is required to account for its estimate of income taxes. The estimated provision for income taxes attributable to the Blocker for the six months ended September 30, 2023 consists of the following:

Current:
Federal	$—
State	—
Total	—

Deferred:
Federal	$166,981
State	50,754
Total	217,735

Estimated provision for income taxes	$217,735

As of September 30, 2023, the deferred tax liability is attributable to the temporary differences between the treatment of net unrealized gains on Private Assets on a book and tax basis.

Constitution Capital Access Fund, LLC
Notes to Consolidated Financial Statements September 30, 2023 (Unaudited) (Continued)
Note 16 – Tax Information (continued)

Total income tax expense/(benefit) (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment income and realized and unrealized gain/(loss) on investments before taxes as follows:

Income taxes at statutory rate	$131,458
State income taxes	37,559
Book to tax period adjustments	48,718
Estimated provision for income taxes	$217,735

Note 17 – Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund. Subscriptions into the Fund for October 1, 2023 and November 1, 2023 equaled $0, $0 and $400,000 for Class A Shares, Class D Shares, and Class I Shares, and $0, $0, and $2,864,000 for Class A Shares, Class D Shares, and Class I Shares, respectively.

The Fund commenced a tender offer as follows:

Commencement Date	October 4, 2023
Expiration Date	October 31, 2023
Valuation Date	November 30, 2023
Requested estimated value of tenders based on September 30, 2023 NAV per share	$31,077,135

There have been no other subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

Constitution Capital Access Fund, LLC
Other Information September 30, 2023 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling 1-855-551-2276 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

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Investment Adviser
Constitution Capital PM, LP
300 Brickstone Square, 7th Floor
Andover, MA 01810

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Administrator, Transfer Agent, and Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212-3949

Distributor
Foreside Financial Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard, Suite 500
Boston, MA 02210

(b)    Not applicable.

ITEM 2.    CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

(a)     Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)    Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)     Not applicable to semi-annual reports.

(b)    There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)     The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13.  EXHIBITS.

(a)(1)	Not applicable to semi-annual reports.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Constitution Capital Access Fund, LLC
By (Signature and Title)*	/s/ John J. Guinee
John J. Guinee, President
(Principal Executive Officer)
Date:	December 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John J. Guinee
John J. Guinee, President
(Principal Executive Officer)
Date:	December 8, 2023
By (Signature and Title)*	/s/ YooMee Kim
YooMee Kim, Treasurer
(Principal Financial Officer)
Date:	December 8, 2023

____________

*        Print the name and title of each signing officer under his or her signature.